Post-employment benefits (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		R$ (1,909)	R$ (1,716)
Amounts recognized in income (1+2+3+4)		(286)	(440)
1 - Cost of current service		(28)	(33)
2 - Cost of past service			(155)
3 - Net interest	[1]	(179)	(177)
4 - Other expenses	[2]	(79)	(75)
Amount recognized in stockholders' equity - other comprehensive income		(616)	(28)
5 - Effects on asset ceiling		(42)	(211)
6 - Remeasurements		(554)	150
Changes in demographic assumptions			29
Changes in financial assumptions		(1,370)	1,554
Experience of the plan		816	(1,433)
7 - Exchange variation		(20)	33
Other (8+9+10)		382	275
9 - Benefits paid		189	151
10 - Contributions and investments from sponsor		193	124
Amounts at end of the period		(2,429)	(1,909)
Amount recognized in Assets (Note 18a)		343	411
Amount recognized in Liabilities (Note 18b)		(2,772)	(2,320)
Defined Benefit Plans And Variable Contribution Plans [Member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		(1,438)	(1,382)
Amounts recognized in income (1+2+3+4)		(164)	(158)
1 - Cost of current service		(28)	(33)
2 - Cost of past service
3 - Net interest	[1]	(136)	(125)
Amount recognized in stockholders' equity - other comprehensive income		(557)	(22)
5 - Effects on asset ceiling		(8)	(171)
6 - Remeasurements		(529)	116
Changes in demographic assumptions			29
Changes in financial assumptions		(1,331)	1,499
Experience of the plan		802	(1,412)
7 - Exchange variation		(20)	33
Other (8+9+10)		193	124
10 - Contributions and investments from sponsor		193	124
Amounts at end of the period		(1,966)	(1,438)
Amount recognized in Assets (Note 18a)		30	33
Amount recognized in Liabilities (Note 18b)		(1,996)	(1,471)
Defined Benefit Plans And Variable Contribution Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		21,933	21,912
Amounts recognized in income (1+2+3+4)		2,193	1,995
2 - Cost of past service
3 - Net interest	[1]	2,193	1,995
Amount recognized in stockholders' equity - other comprehensive income		1,136	(447)
6 - Remeasurements		1,138	(441)
Experience of the plan		1,138	(441)
7 - Exchange variation		(2)	(6)
Other (8+9+10)		(1,508)	(1,527)
9 - Benefits paid		(1,701)	(1,651)
10 - Contributions and investments from sponsor		193	124
Amounts at end of the period		23,754	21,933
Defined Benefit Plans And Variable Contribution Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		(19,637)	(20,039)
Amounts recognized in income (1+2+3+4)		(1,969)	(1,845)
1 - Cost of current service		(28)	(33)
2 - Cost of past service
3 - Net interest	[1]	(1,941)	(1,812)
Amount recognized in stockholders' equity - other comprehensive income		(1,685)	596
6 - Remeasurements		(1,667)	557
Changes in demographic assumptions			29
Changes in financial assumptions		(1,331)	1,499
Experience of the plan		(336)	(971)
7 - Exchange variation		(18)	39
Other (8+9+10)		1,701	1,651
9 - Benefits paid		1,701	1,651
Amounts at end of the period		(21,590)	(19,637)
Defined Benefit Plans And Variable Contribution Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		(3,734)	(3,255)
Amounts recognized in income (1+2+3+4)		(388)	(308)
2 - Cost of past service
3 - Net interest	[1]	(388)	(308)
Amount recognized in stockholders' equity - other comprehensive income		(8)	(171)
5 - Effects on asset ceiling		(8)	(171)
Amounts at end of the period		(4,130)	(3,734)
Defined Contribution Plans [Member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		378	445
Amounts recognized in income (1+2+3+4)		(43)	(36)
2 - Cost of past service
3 - Net interest	[1]	36	39
4 - Other expenses	[2]	(79)	(75)
Amount recognized in stockholders' equity - other comprehensive income		(22)	(31)
5 - Effects on asset ceiling		(34)	(40)
6 - Remeasurements		12	9
Changes in financial assumptions			9
Experience of the plan		12
Amounts at end of the period		313	378
Amount recognized in Assets (Note 18a)		313	378
Defined Contribution Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		420	447
Amounts recognized in income (1+2+3+4)		(39)	(36)
2 - Cost of past service
3 - Net interest	[1]	40	39
4 - Other expenses	[2]	(79)	(75)
Amount recognized in stockholders' equity - other comprehensive income		12	9
6 - Remeasurements		12	9
Changes in financial assumptions			9
Experience of the plan		12
Amounts at end of the period		393	420
Defined Contribution Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		(42)	(2)
Amounts recognized in income (1+2+3+4)		(4)
2 - Cost of past service
3 - Net interest	[1]	(4)
Amount recognized in stockholders' equity - other comprehensive income		(34)	(40)
5 - Effects on asset ceiling		(34)	(40)
Amounts at end of the period		(80)	(42)
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period		(849)	(779)
Amounts recognized in income (1+2+3+4)		(79)	(246)
2 - Cost of past service			(155)
3 - Net interest	[1]	(79)	(91)
Amount recognized in stockholders' equity - other comprehensive income		(37)	25
6 - Remeasurements		(37)	25
Changes in financial assumptions		(39)	46
Experience of the plan		2	(21)
Other (8+9+10)		189	151
9 - Benefits paid		189	151
Amounts at end of the period		(776)	(849)
Amount recognized in Liabilities (Note 18b)		R$ (776)	R$ (849)

[1]	Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
[2]	Correspond to the income obtained above / below the expected return and comprise the contributions made by participants.